CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	May 31, 2019	Feb. 28, 2018
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.00002	$ 0.00002	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	204,135,029	193,770,753
Ordinary shares, shares outstanding	201,189,189	190,824,913
Treasury stock at cost, shares	2,945,840	2,945,840